Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Year to December 31,	2015	2014	2013
	$’M	$’M	$’M
	___________	___________	___________
Ireland	(11.4)	1,472.0	(47.8)
United States	975.8	1,025.9	1,153.3
Rest of the world	421.4	838.3	588.1
	___________	___________	___________
	1,385.8	3,336.2	1,693.6
	___________	___________	___________

Schedule of Components of Income Tax Expense (Benefit)
Year to December 31,	2015	2014	2013
	$’M	$’M	$’M
	__________	__________	__________
Current income taxes:
Ireland	0.8	-	-
US federal tax	191.7	291.8	274.3
US state and local taxes	17.3	25.3	17.9
Rest of the world	17.8	(290.9)	63.4
	__________	__________	__________
Total current taxes	227.6	26.2	355.6
	__________	__________	__________

Deferred taxes:
US federal tax	(151.2)	39.7	23.8
US state and local taxes	(1.7)	(2.9)	(8.3)
Rest of the world	(28.6)	(6.9)	(93.2)
	__________	__________	__________
Total deferred taxes	(181.5)	29.9	(77.7)
	__________	__________	__________
Total income taxes	46.1	56.1	277.9
	__________	__________	__________

Schedule of Effective Income Tax Rate Reconciliation

Year to December 31,	2015	2014	2013
	$’M	$’M	$’M
	___________	___________	___________
Income from continuing operations before income taxes and equity in (losses)/ earnings of equity method investees	1,385.8	3,336.2	1,693.6
	___________	___________	___________
Statutory tax rate(1)	25.0%	25.0%	25.0%

US R&D credit	(7.7%)	(2.5%)	(4.5%)
Intra-group items(2)	(19.5%)	(6.3%)	(9.2%)
Other permanent items	2.0%	0.7%	(0.7%)
Change in valuation allowance	1.0%	0.8%	0.9%
Difference in taxation rates	7.3%	3.4%	7.8%
Change in provisions for uncertain tax positions	(0.4%)	0.2%	3.8%
Prior year adjustment	(1.6%)	0.1%	(3.4%)
Change in fair value of contingent consideration	(3.8%)	0.3%	(3.6%)
Change in tax rates	0.9%	0.5%	(0.2%)
Receipt of break fee	0.0%	(12.3%)	0.0%
Settlement with Canadian revenue authorities	0.0%	(7.0%)	0.0%
Other	0.1%	(1.2%)	0.5%
	___________	___________	___________
Provision for income taxes on continuing operations	3.3%	1.7%	16.4%
	___________	___________	___________

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits
	2015	2014	2013
	$’M	$’M	$’M
	___________	___________	___________
Balance at January 1	207.8	355.2	278.7
Increases based on tax positions related to the current year	27.0	20.3	56.8
Decreases based on tax positions taken in the current year	-	-	(0.5)
Increases for tax positions taken in prior years	21.8	64.2	34.5
Decreases for tax positions taken in prior years	(30.6)	(211.0)	(0.8)
Decreases resulting from settlements with the taxing authorities	(1.2)	(9.4)	-
Decreases as a result of expiration of the statute of limitations	(4.4)	(0.6)	(0.6)
Foreign currency translation adjustments(1)	(4.1)	(10.9)	(12.9)
	___________	___________	___________
Balance at December 31(2)	216.3	207.8	355.2
	___________	___________	___________

Schedule of Deferred Tax Assets and Liabilities
	December 31,	December 31,
	2015	2014
	$’M	$’M
	____________	____________
Deferred tax assets:
Deferred revenue	2.4	3.2
Inventory & warranty provisions	25.8	28.8
Losses carried forward (including tax credits)[1]	980.3	686.3
Provisions for sales deductions and doubtful accounts	178.0	166.7
Intangible assets	5.9	5.8
Share-based compensation	40.6	29.5
Excess of tax value over book value of assets	0.6	13.4
Accruals and provisions	130.4	55.7
Other	19.3	14.0
	____________	____________
Gross deferred tax assets	1,383.3	1,003.4
Less: valuation allowance	(416.1)	(324.7)
	____________	____________
	967.2	678.7
Deferred tax liabilities:
Intangible assets	(2,850.6)	(1,196.5)
Excess of book value over tax value of assets and investments	(153.9)	(231.8)
Other	(47.6)	(4.2)
	____________	____________
Net deferred tax liabilities	(2,084.9)	(753.8)
	____________	____________

Balance sheet classifications:
Deferred tax assets - current	-	344.7
Deferred tax assets - non-current	121.0	112.1
Deferred tax liabilities - non-current	(2,205.9)	(1,210.6)
	____________	____________
	(2,084.9)	(753.8)
	____________	____________

Summary of Operating Loss and Tax Credit Carryforwards

	2015	2014
	$’M	$’M
	____________	____________
US federal tax	149.3	38.7
US state tax	77.2	82.8
Republic of Ireland	61.2	75.2
Foreign tax jurisdictions	434.9	351.8
R&D and other tax credits	257.7	137.8
	____________	____________
	980.3	686.3
	____________	____________

Schedule of Carryforwards Available to Reduce Future Taxes, Expiration Periods
December 31,
2015
$’M
___________
Within 1 year	0.2
Within 3 to 4 years	41.3
Within 4 to 5 years	12.2
Within 5 to 6 years	12.7
After 6 years	521.8
Indefinitely	392.1